NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Prior Period Adjustment) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Deferred Income Taxes Current And Noncurrent [Member]
Quantifying Misstatement in Current Year Financial Statements, Amount	$ 7
Capital Lease Obligation Current And Noncurrent [Member]
Quantifying Misstatement in Current Year Financial Statements, Amount	$ 18